Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Total general fund assets	CAD 162,720	CAD 161,071
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	72,619	71,887
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,020	5,774
Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	42,805	40,775
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,067	6,592
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	34,209	36,043
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	38,656	38,494
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,855	18,692
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,190	3,017
Individual participating life | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,458	7,380
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,645	4,429
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,508	4,976
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	42,690	41,445
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,560	18,313
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,720	1,830
Individual non-participating life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	12,360	11,027
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,348	1,128
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,702	9,147
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	17,542	17,841
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,003	6,269
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	73	84
Group life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,799	8,594
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,667	2,894
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,860	19,073
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	12,001	12,196
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	50	43
Individual annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,506	5,318
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,303	1,516
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	12,499	12,170
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,076	5,838
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	45	42
Group annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,840	5,513
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	538	777
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	32,473	32,048
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,124	10,579
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	942	758
Equity and other | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,842	2,943
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,074	1,035
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	CAD 16,491	CAD 16,733